Submission	Aug. 07, 2025
Submission [Line Items]
Central Index Key	0001299130
Registrant Name	Pacific Biosciences of California, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A